Operating leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Schedule of balance sheet information related to operating leases
	For the year ended December 31,	For the year ended December 31,
	2020	2019
Operating lease cost	$704,264	$662,505
Short-term lease cost	29,007	116,728
Total lease cost	$733,271	$779,233

Schedule of cash flow information related to operating leases
	For the year ended	For the year ended
	December 31,	December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$690,626	$854,431
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$192,395	$1,142,321

Schedule of balance sheet information related to operating leases
	As of	As of
	December 31,	December 31,
	2020	2019
Operating lease right-of-use assets	$898,335	$1,280,076
Operating lease right-of-use assets – related party	17,701	37,266
Total operating lease right-of-use assets	916,036	1,317,342

Operating lease liabilities, current	$659,807	$793,521
Operating lease liabilities – related party, current	17,701	37,266
Operating lease liabilities, non-current	118,827	361,747
Total operating lease liabilities	796,335	1,192,534

Weighted average remaining lease term of operating leases	1.51 Years	2.36 years
Weighted average discount rate of operating leases	6.5250%	6.5250%

Schedule of maturity analysis of operating lease liabilities
Operating
Leases
2021	$794,717
2022	26,995
2023	-
2024	-
2025	-
Thereafter	-
Total lease payment	821,712
Less: imputed interest	(25,377)
Present value of operating lease liabilities	796,335
Less: current obligation	(677,508)
Long-term obligation at December 31, 2020	$118,827